Corporate Income Taxes- Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Nov. 30, 2021	Jun. 30, 2020
Disclosure Of Income Taxes [Line Items]
Temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized	$ 24	$ 15
Unrecognized losses	24
Deferred tax asset tax benefit recognized in certain Canadian and foreign subsidiaries that have incurred loss	164	177
Amount of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures for which deferred tax liabilities have not been recognized	34,000	$ 35,000	$ 149
2011 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency	1,025
2014 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency				$ 176
Year Two Thousand Sixteen And Two Thousand And Seventeen [Member] | Relating To Securities Lending Transactions [Member]
Disclosure Of Income Taxes [Line Items]
Contingent Liability Relating To Tax Withholding	300
Year Two Thousand Fourteen And Two Thousand And Fifteen [Member] | Relating To Securities Lending Transactions [Member]
Disclosure Of Income Taxes [Line Items]
Contingent Liability Relating To Tax Withholding	173
2021 [member]
Disclosure Of Income Taxes [Line Items]
Unrecognized losses	23
2023 [member]
Disclosure Of Income Taxes [Line Items]
Unrecognized losses	$ 1